FINANCIAL STATEMENT DETAILS - Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash paid during the year for interest, net	$ 115,584	$ 131,235	$ 136,797
Interest receipts related to interest rate swaps	$ 1,700	$ 5,000	$ 3,200